Intangible Assets - Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets (Details) (Parenthetical) $ in Thousands	Jul. 31, 2020 NZD ($)
Disclosure of detailed information about intangible assets [abstract]
Accrued and capitalised interest	$ 200